ORGANIZATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
ORGANIZATION
Schedule of Consolidated subsidiaries
Platinum International Biotech Co. LTD (Cayman Islands Company)
↓
Platinum International Biotech (Hong Kong) Limited (Hong Kong Company)
↓
Yubo International Biotech (Chengdu) Limited (WOFE)
↓
Yubo International Biotech (Beijing) Limited (PRC Operating Company)

Schedule of selling certain oral liquid health products
Oral liquid health products	$768,331
Nebulizers	128,002
Others	15,770
Total	$912,103